COHEN & STEERS

REALTY MAJORS


[ML logo] Merrill Lynch

[logo] Defined Asset Funds (SM)
Buy with Knowledge o Hold with Confidence

The Realty Majors(SM) Portfolio                          September 30, 1999


The Realty Majors Portfolio
The Equity Investor Fund Cohen & Steers Realty Majors(SM) Portfolio is a Defined Asset Fund(SM) with investments in many of the leading Real Estate Investment Trusts ("REITs") in the U.S. The Portfolio is broadly diversified by both geographic region and property type and is designed to provide a total investment return from both current income and capital appreciation.

Investment Overview
The Fund posted negative returns during the third quarter, as did the broader stock market averages. While real estate fundamentals remain positive, REIT share prices continued to reflect concerns over the maturity of the real estate cycle and the future direction of property prices. Although past performance is no guarantee of future results, the Fund's focus on the nation's leading real estate companies enabled it to perform better than general real estate benchmarks since inception. Looking forward, Cohen & Steers believes that REITs should continue to report solid earnings and dividend growth, reflecting the high occupancy levels and strong demand for space found in most major real estate markets today. REIT share prices, meanwhile, are relatively cheap, based on nearly every valuation measure including price/cash flow multiple, dividend yield and price in relation to the actual value of the underlying real estate. These extremes often occur when an asset class or investment discipline falls out of favor which, according to Cohen & Steers, also tends to be an excellent time to make or maintain an investment.

Realty Majors in the News Third Quarter 1999
o Archstone Communities completed $166 million of apartment dispositions in the third quarter, which would place the company on target to dispose $650 million in 1999. Archstone also announced an additional $50 million share repurchase, in addition to its recently completed $100 million share repurchase.

o AvalonBay Communities, through a joint venture with United Dominion Realty Trust, announced the development of an Internet-based information technology which will transform the way apartment leases are signed and services are offered to tenants.
o Equity Office Properties announced its Gateway to the Consumer program, part of an increasing effort to use its office portfolio as a platform to enhance growth and encourage brand loyalty. The initiatives include telecommunications services, common area advertising, office suites, and in-building ATMs.
o Health Care Property Investors announced an agreement to acquire another health care REIT, American Health Properties (NYSE: AHE), in a stock-for-stock merger valued at $1 billion.
o Highwoods Properties announced that it is considering several strategic options, including business combinations, recapitalizations and mergers, or a management-led buyout to improve the significant discount to real estate value at which its common stock has been trading.
o Manufactured Homes Communities doubled its share repurchase program to 2 million common shares.
o ProLogis Trust announced the formation of the European Properties Fund, a $2.7 billion joint venture with an international syndicate of institutional investors.
o Post Properties started five new apartment developments valued at $137 million in Charlotte, Austin, Atlanta and Dallas.
o Reckson Services Industries announced that it increased its ownership in OnSite Access, a provider of Broadband Internet services to office tenants, to 42%. The company also intends to increase its ownership in VANTAS, the largest owner of executive office suites in the U.S., from 35% to between 77% and 95%.
o The Rouse Company announced plans for a major share repurchase program. Rouse intends to sell $500 million of non-core real estate assets and to use up to $250 million to repurchase stock in the open market.
o Spieker Properties, Carramerica Realty, Crescent Real Estate Equities, Duke- Weeks Realty, Equity Office Properties, Highwoods Properties, and Mack- Cali Realty, along with venture capitalist Kleiner Perkins spearheaded the formation of Broadband Access, a new telecommunications company that will provide high speed Internet access and telephone service to office tenants.
o Vornado Realty Trust acquired two Manhattan office buildings for $250 million and issued $325 million of perpetual preferred stock at 8.25%.
o Second quarter 1999 Funds From Operations (cash flow) growth averaged 11.6% for the companies in the Realty Majors Portfolio.

Geographic Diversification as of 9/30/99

[Graphic representation of the U.S., divided into sections and labeled with section names and percentages.]

--------------------------------------------------------------------------------
Section Name               States                                     Percentage
--------------------------------------------------------------------------------
North West Central         North Dakota, South Dakota,                4%
                           Nebraska, Kansas, Oklahoma,
                           Minnesota, Iowa, Missouri, Arkansas,
                           Louisiana
--------------------------------------------------------------------------------
Pacific                    Washington, Oregon, California             21%
--------------------------------------------------------------------------------
Mountain                   Idaho, Nevada, Utah, Arizona,              9%
                           Montana, Wyoming, Colorado, New
                           Mexico
--------------------------------------------------------------------------------
South West Central         Texas                                      10%
--------------------------------------------------------------------------------
North East Central         Wisconsin, Michigan, Illinois,             13%
                           Indiana, Ohio
--------------------------------------------------------------------------------
New England                Maine, New Hampshire, Vermont,             3%
                           Massachusetts, Connecticut, Rhode
                           Island
--------------------------------------------------------------------------------
Mid-Atlantic               New York, Pennsylvania, New Jersey         16%
--------------------------------------------------------------------------------
South Atlantic             Delaware, Maryland, West Virginia,         22%
                           Virginia, North Carolina, South
                           Carolina, Georgia, Florida
--------------------------------------------------------------------------------
South East Central         Kentucky, Tennessee, Mississippi,          2%
                           Alabama
--------------------------------------------------------------------------------


Portfolio Highlights as of 9/30/99

--------------------------------------------------------------------------------
Symbol                                                                    RMP001
--------------------------------------------------------------------------------
Number of Holdings                                                            28
--------------------------------------------------------------------------------
Total Net Assets                                                    $496 million
--------------------------------------------------------------------------------
NAV per Unit                                                            $0.79281
--------------------------------------------------------------------------------
Termination Date                                                     April, 2001
--------------------------------------------------------------------------------
Investment Consultant                          Cohen & Steers Capital Management
--------------------------------------------------------------------------------

Total Returns(1)
Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                  YEAR TO          ONE               ANNUALIZED
                                    DATE           YEAR            SINCE 4/23/98
                                                 9/30/98-
                                                 9/30/99
--------------------------------------------------------------------------------
Realty Majors Portfolio            -3.8%          -4.2%                 -8.7%
--------------------------------------------------------------------------------
Dow Jones REIT Index(2)            -3.1%          -5.3%                -11.5%
--------------------------------------------------------------------------------
S&P REIT Index(2)                  -4.6%          -8.4%                -14.6%
--------------------------------------------------------------------------------
DJIA(2)                            14.0%          34.0%                 10.8%
--------------------------------------------------------------------------------
S&P 500 Index(2)                    5.4%          27.8%                 11.5%
--------------------------------------------------------------------------------

(1)Change in stock prices plus dividends reinvested divided by initial price. The Portfolio reflects deduction of ongoing expenses of .348 annually.
(2)The Dow Jones Equity REIT Total Return Index reflects both price changes and dividend payouts of 118 equity REIT stocks. The S&P REIT Index is a capitalization weighted index of 100 REIT stocks. The Dow Jones Industrial Average is a price-weighted index of 30 large-cap common stocks chosen as representative of American industry. The S&P 500 Stock Price Composite Index (S&P 500 Index) is a capitalization weighted index of 500 large-cap common stocks. The names "Dow Jones Industrial Average" and "Dow Jones REIT Index" are the property of Dow Jones & Company, Inc. "S&P REIT Index" and "S&P 500 Index" are trademarks of The McGraw-Hill Companies, Inc.

Dividend Review

Twenty-three of the Realty Majors increased their dividends by an average of 14.1% since the inception of the Fund (see reverse for details).

Dividends are paid monthly or can be reinvested in additional units of the Fund.

The annual dividend and current yield for each of the Realty Majors are listed on the back of this form.

Sector Diversification as of 9/30/99

[Pie chart divided into sections labeled with section names and percentages]

-------------------------------------------------------------------------
Section Name                                      Percentage
-------------------------------------------------------------------------
Shopping Centers                                  6%
-------------------------------------------------------------------------
Regional Malls                                    14%
-------------------------------------------------------------------------
Self Storage                                      5%
-------------------------------------------------------------------------
Office/Industrial                                 8%
-------------------------------------------------------------------------
Industrial                                        12%
-------------------------------------------------------------------------
Apartment                                         24%
-------------------------------------------------------------------------
Diversified                                       5%
-------------------------------------------------------------------------
Health Care                                       4%
-------------------------------------------------------------------------
Office                                            22%
-------------------------------------------------------------------------


[copyright symbol] 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.

This material is authorized for client distribution only when accompanied or preceded by a current prospectus.


Dividend Changes since inception -- 4/23/98 through 9/30/99

Twenty-three companies have announced dividend increases averaging 14.1% (since inception).

--------------------------------------------------------------------------------
                                                                    % Change
Company                                      New Dividend         Since 4/23/98
--------------------------------------------------------------------------------
Crescent Real Estate Equities Co.               $2.20                 44.7%
--------------------------------------------------------------------------------
Equity Office Properties Trust                   1.68                 31.3
--------------------------------------------------------------------------------
Duke-Weeks Realty Corp.                          1.56                 30.0
--------------------------------------------------------------------------------
Kimco Realty Corp.                               2.40                 25.0(3)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AvalonBay Communities, Inc.                      2.08                 23.8
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.                  1.49                 18.8
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                           2.32                 16.0
--------------------------------------------------------------------------------
ProLogis Trust                                   1.31                 14.8
--------------------------------------------------------------------------------
Equity Residential Properties Trust              3.04                 13.4
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.              2.40                 13.2
--------------------------------------------------------------------------------
Vornado Realty Trust                             1.76                 10.0
--------------------------------------------------------------------------------
Health Care Properties Investors, Inc.           2.80                  9.4
--------------------------------------------------------------------------------
                                                                    % Change
Company                                      New Dividend         Since 4/23/98
--------------------------------------------------------------------------------
Highwoods Properties                             $2.22                 8.8%
--------------------------------------------------------------------------------
Archstone Communities Trust                      1.48                  8.8
--------------------------------------------------------------------------------
Post Properties Inc.                             2.80                  7.7
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.               1.80                  7.1
--------------------------------------------------------------------------------
The Rouse Company                                1.20                  7.1
--------------------------------------------------------------------------------
Spieker Properties Inc.                          2.44                  7.0
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.              1.40                  6.9
--------------------------------------------------------------------------------
Manufactured Home Communities, Inc.              1.55                  6.9
--------------------------------------------------------------------------------
Arden Realty Inc.                                1.78                  6.0
--------------------------------------------------------------------------------
The Macerich Company                             1.94                  5.4
--------------------------------------------------------------------------------
Taubman Centers Inc.                             0.96                  2.1
--------------------------------------------------------------------------------
(3)Excludes $0.05 Special Dividend


The Realty Majors Portfolio as of 9/30/99

--------------------------------------------------------------------------------
                                                           Price         Annual
Company                                      Symbol      Per Share      Dividend
--------------------------------------------------------------------------------
Archstone Communities Trust                   ASN         $19.750        $1.48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Arden Realty Inc.                             ARI          21.750         1.78
--------------------------------------------------------------------------------
AvalonBay Communities Inc.                    AVB          33.875         2.08
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.                      CRE          21.938         1.85
--------------------------------------------------------------------------------
Crescent Real Estate Equities Co.             CEI          18.000         2.20
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.           DDR          14.000         1.40
--------------------------------------------------------------------------------
Duke-Weeks Realty Corp.                       DRE          19.500         1.56
--------------------------------------------------------------------------------
Equity Office Properties Trust                EOP          23.250         1.68
--------------------------------------------------------------------------------
Equity Residential Properties Trust           EQR          42.375         3.04
--------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.            FR          24.750         2.40
--------------------------------------------------------------------------------
Health Care Property Investors, Inc.          HCP          26.250         2.80
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                    HIW          25.875         2.22
--------------------------------------------------------------------------------
Kimco Realty Corp.                            KIM          35.750         2.40
--------------------------------------------------------------------------------
The Macerich Company                          MAC          23.125         1.94
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                        CLI          26.813         2.32
--------------------------------------------------------------------------------
Manufactured Home Communities, Inc.           MHC          23.375         1.55
--------------------------------------------------------------------------------
Nationwide Health Properties, Inc.            NHP          16.625         1.80
--------------------------------------------------------------------------------
Post Properties Inc.                          PPS          39.313         2.80
--------------------------------------------------------------------------------
ProLogis Trust                                PLD          18.875         1.31
--------------------------------------------------------------------------------
Public Storage Inc.                           PSA          25.188         0.88
--------------------------------------------------------------------------------
Reckson Associates Realty Corp.                RA          20.813         1.49
--------------------------------------------------------------------------------
Reckson Services Industries, Inc.(5)          RSII         15.813         0.00
--------------------------------------------------------------------------------
The Rouse Company                             RSE          23.000         1.20
--------------------------------------------------------------------------------
Simon Property Group Inc.                     SPG          22.438         2.02
--------------------------------------------------------------------------------
Spieker Properties Inc.                       SPK          34.688         2.44
--------------------------------------------------------------------------------
Taubman Centers Inc.                          TCO          11.500         0.96
--------------------------------------------------------------------------------
Vornado Operating Co.(6)                      VOO          6.000          0.00
--------------------------------------------------------------------------------
Vornado Realty Trust                          VNO          32.500         1.76
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Current     Market Cap.        Property
Company                             Dividend     ($ in Millions)     Sector
                                    Yield(4)
--------------------------------------------------------------------------------
Archstone Communities Trust           7.5%         $2,755           Apartment
--------------------------------------------------------------------------------
Arden Realty Inc.                      8.2          1,377           Office
--------------------------------------------------------------------------------
AvalonBay Communities Inc.             6.1          2,205           Apartment
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.               8.4          1,465           Office
--------------------------------------------------------------------------------
Crescent Real Estate Equities         12.2          2,158           Office
Co.
--------------------------------------------------------------------------------
Developers Diversified Realty         10.0            858           Retail
Corp.
--------------------------------------------------------------------------------
Duke-Weeks Realty Corp.                8.0          2,286           Office/
                                                                    Industrial
--------------------------------------------------------------------------------
Equity Office Properties Trust         7.2          5,859           Office
--------------------------------------------------------------------------------
Equity Residential Properties          7.2          5,182           Apartment
Trust
--------------------------------------------------------------------------------
First Industrial Realty Trust,         9.7            942           Industrial
Inc.
--------------------------------------------------------------------------------
Health Care Property Investors,       10.7            841           Health Care
Inc.
--------------------------------------------------------------------------------
Highwoods Properties, Inc.             8.6          1,596           Office
--------------------------------------------------------------------------------
Kimco Realty Corp.                     6.7          2,171           Retail
--------------------------------------------------------------------------------
The Macerich Company                   8.4            787           Retail
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                 8.7          1,589           Office
--------------------------------------------------------------------------------
Manufactured Home                      6.6            610           Manufactured
Communities, Inc.                                                   Homes
--------------------------------------------------------------------------------
Nationwide Health Properties,         10.8            768           Health Care
Inc.
--------------------------------------------------------------------------------
Post Properties Inc.                   7.1          1,517           Apartment
--------------------------------------------------------------------------------
ProLogis Trust                         6.9          3,047           Industrial
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Public Storage Inc.                    3.5          3,257           Self Storage
--------------------------------------------------------------------------------
Reckson Associates Realty              7.1            840           Office/
Corp.                                                               Industrial
--------------------------------------------------------------------------------
Reckson Services Industries,           0.0            401           Diversified
Inc.(5)
--------------------------------------------------------------------------------
The Rouse Company                      5.2          1,663           Retail
--------------------------------------------------------------------------------
Simon Property Group Inc.              9.0          3,821           Retail
--------------------------------------------------------------------------------
Spieker Properties Inc.                7.0          2,203           Office/
                                                                    Industrial
--------------------------------------------------------------------------------
Taubman Centers Inc.                   8.3            613           Retail
--------------------------------------------------------------------------------
Vornado Operating Co.(6)               0.0             24           Diversified
--------------------------------------------------------------------------------
Vornado Realty Trust                   5.4          2,793           Diversified
--------------------------------------------------------------------------------

(4)Calculated by annualizing the latest quarterly or semi-annual ordinary dividend declared and dividing the result by its market value as of the close of trading on September 30,1999.
(5)Reckson Services Industries, Inc. was spun off from Reckson Associates Realty Corp. in June, 1998.
(6)Vornado Operating Co. was spun off from Vornado Realty Trust in October,
   1998.

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate due to its policy of concentration in the securities of real estate companies. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions. The Fund is also classified as non-diversified and therefore is not limited in the proportion of its assets that may be invested in a single issuer.

                                                                   70137IN-10/99

[ML logo] Merrill Lynch

COHEN & STEERS
Realty Majors

[logo] Defined Asset Funds(SM)
Buy With Knowledge o Hold With Confidence